THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account E
The American Legacy®

Supplement dated August 9, 2024 to the
Updating Summary Prospectus for Current Contractowners dated May 1, 2024

This supplement to the summary prospectus for your individual variable annuity contract describes revisions that apply to i4LIFE® Advantage Select Guaranteed Income Benefit riders elected on and after August 19, 2024. All other provisions in your prospectus remain unchanged. The changes discussed in this supplement do not impact existing Contractowners.
OVERVIEW

The i4LIFE® Advantage Select Guaranteed Income Benefit rider will re-open on August 19, 2024 and will be available to new Contractowners at the time the Contract is issued, and to existing Contractowners who transition from a prior Living Benefit Rider. This version of i4LIFE® Advantage Select Guaranteed Income Benefit is different from previous versions of the rider in the following ways:
•	a higher current annual charge;
•	a change in the Access Period requirements;
•	a lower Guaranteed Income Benefit step-up percentage;
•	a higher AIR for transitions to Select Guaranteed Income Benefit; and
•	higher Select Guaranteed Income Benefit percentages.
DESCRIPTION OF CHANGES

The following discussion describes changes that are incorporated into the specified sections of your summary prospectus.

Appendix B – Investment Requirements. The following section outlines the Investment Requirements that apply to elections of i4LIFE® Advantage Select Guaranteed Income Benefit on and after August 19, 2024, including transitions to i4LIFE® Advantage Select Guaranteed Income Benefit from another Living Benefit Rider that was elected on and after August 19, 2024. See i4LIFE® Advantage Guaranteed Income Benefit Transitions and Appendix B in your prospectus for complete details.

Under the current Investment Requirements, you must allocate your Contract Value as follows:

Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value
American Funds Mortgage Fund American Funds The Bond Fund of America American Funds U.S. Government Securities Fund LVIP American Preservation Fund
American Funds Asset Allocation Fund
American Funds Capital Income Builder®
American Funds Capital World Growth and Income Fund
American Funds Global Balanced Fund
American Funds Global Growth Fund
American Funds Global Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds High-Income Trust
American Funds International Fund
American Funds International Growth and Income Fund
American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Global Allocation PortfolioSM
American Funds Managed Risk Growth and Income PortfolioSM
American Funds Managed Risk Growth PortfolioSM
American Funds Ultra-Short Bond Fund
American Funds Washington Mutual Investors Fund
LVIP American Balanced Allocation Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions.  Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.

American Funds Global Balanced Fund
American Funds Growth and Income PortfolioSM
American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Global Allocation PortfolioSM
American Funds Managed Risk Growth and Income PortfolioSM
American Funds Managed Risk Growth PortfolioSM
American Funds Mortgage Fund
American Funds The Bond Fund of America

American Funds U.S. Government Securities Fund
LVIP American Balanced Allocation Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
LVIP American Preservation Fund

The fixed account is not available.

As an alternative, to satisfy these Investment Requirements, Contract Value or Account Value may be allocated in accordance with the American Funds Asset Allocation Fund & American Funds U.S. Government/AAA-Rated Securities Fund Model, made available to you by your financial professional. You may reallocate Contract Value or Account Value at any time, according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

Please keep this supplement for future reference.